XAI Octagon Floating Rate & Alternative Income Term Trust

Schedule of Investments

June 30, 2021 (Unaudited)

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT(b)(c)- 16.40%* (9.82% of Total Investments)
Anchorage Capital CLO 13 LLC, CLO 2021-13A, ER(d)	6.90%	3M US L + 6.70%	04/15/2034	$1,500,000	$1,500,041
Anchorage Capital Clo 17, Ltd., CLO 2021-17A, E(d)	7.01%	3M US L + 6.86%	07/15/2034	1,250,000	1,237,500
Apidos CLO XXVII, CLO 2017-27A, D(d)	6.59%	3M US L + 6.40%	07/17/2030	375,000	370,675
Apidos CLO XXXII, CLO 2020-32A, E(d)	6.94%	3M US L + 6.75%	01/20/2033	250,000	250,203
Atrium IX, CLO 2017-9A, ER(d)	6.59%	3M US L + 6.45%	05/28/2030	900,000	886,261
Atrium XIV LLC, CLO 2018-14A, E(d)	5.83%	3M US L + 5.65%	08/23/2030	500,000	493,337
Battalion CLO, Ltd., CLO 2021-21A, E(d)	6.46%	3M US L + 6.46%	07/15/2034	1,000,000	990,000
Carlyle US CLO, Ltd., CLO 2020-4A, D(d)	7.83%	3M US L + 7.65%	01/15/2033	600,000	602,233
CIFC Funding 2015-I, Ltd., CLO 2015-1A, ERR(d)	6.18%	3M US L + 6.00%	01/22/2031	500,000	489,510
CIFC Funding 2019-VI, Ltd., CLO 2019-6A, E(d)	7.58%	3M US L + 7.40%	01/16/2033	500,000	502,300
HPS Loan Management, Ltd., CLO 2017-11A, F(d)	8.03%	3M US L + 7.85%	05/06/2030	1,000,000	898,478
Kayne CLO 11, Ltd., CLO 2021-11A, E(d)	6.42%	3M US L + 6.25%	04/15/2034	1,300,000	1,299,737
Madison Park Funding XLVIII, Ltd., CLO 2021-48A, E(d)	6.39%	3M US L + 6.25%	04/19/2033	500,000	500,023
Madison Park Funding XVII, Ltd., CLO 2015-17A, FR(d)	7.67%	3M US L + 7.48%	07/21/2030	1,000,000	928,612
Madison Park Funding XXXVI, Ltd., CLO 2019-36A, E(d)	7.43%	3M US L + 7.25%	01/15/2033	250,000	250,930
Magnetite XXIV, Ltd., CLO 2019-24A, E(d)	7.13%	3M US L + 6.95%	01/15/2033	500,000	500,993
Neuberger Berman Loan Advisers CLO 24, Ltd., CLO 2017-24A, E(d)	6.21%	3M US L + 6.02%	04/19/2030	1,000,000	997,558
OHA Credit Funding 2, Ltd., CLO 2021-2A, ER(d)	6.55%	3M US L + 6.36%	04/21/2034	1,000,000	1,000,026
OHA Credit Funding 5, Ltd., CLO 2020-5A, E(d)	6.44%	3M US L + 6.25%	04/18/2033	1,000,000	1,000,025
OHA Credit Funding 9, Ltd., CLO 2021-9A, E(d)	6.43%	3M US L + 6.25%	07/19/2035	1,000,000	999,939
Regatta VII Funding, Ltd., CLO 2021-1A, ER2(d)	6.53%	3M US L + 6.40%	06/20/2034	1,000,000	992,500
Regatta VIII Funding, Ltd., CLO 2017-1A, E(d)	6.29%	3M US L + 6.10%	10/17/2030	500,000	498,762
Regatta XIV Funding, Ltd., CLO 2018-3A, E(d)	6.13%	3M US L + 5.95%	10/25/2031	750,000	739,649
Regatta XVI Funding, Ltd., CLO 2019-2A, E(d)	7.18%	3M US L + 7.00%	01/15/2033	1,000,000	1,002,308
Sound Point CLO II, Ltd., CLO 2013-1A, B2R(d)	5.68%	3M US L + 5.50%	01/26/2031	250,000	229,647
Sound Point CLO XVIII, Ltd., CLO 2017-4A, D(d)	5.69%	3M US L + 5.50%	01/20/2031	500,000	463,878
SYMP 2019-21A ER, CLO 2019-21A ER	6.60%	3M US L + 6.60%	07/15/2032	1,000,000	1,000,000
Symphony CLO XXI, Ltd., CLO 2019-21A, E(d)	6.93%	3M US L + 6.75%	07/15/2032	1,000,000	1,000,083
Symphony CLO XXIV, Ltd., CLO 2021-24A, E(d)	7.23%	3M US L + 7.00%	01/23/2032	1,000,000	1,002,272
Symphony CLO XXV, Ltd., CLO 2021-25A, E(d)	6.69%	3M US L + 6.50%	04/19/2034	1,500,000	1,499,473
THL Credit Wind River CLO, Ltd., CLO 2017-4A, E(d)	5.96%	3M US L + 5.80%	11/20/2030	500,000	496,553
THL Credit Wind River CLO, Ltd., CLO 2021-1A, EE(d)	7.25%	3M US L + 7.06%	04/18/2036	1,500,000	1,502,480
Voya CLO, Ltd., CLO 2020-3A, E(d)	6.47%	3M US L + 6.28%	10/20/2031	2,000,000	2,000,026
Total Collateralized Loan Obligations Debt (Cost $27,999,654)				$28,425,000	$28,126,012

COLLATERALIZED LOAN OBLIGATIONS EQUITY(c)(e)- 66.37%* (39.74% of Total Investments)
ALM 2020, Ltd., CLO 2020-1A, SUB(d)	N/A	Estimated yield of 16.70%	10/15/2029	5,000,000	4,693,500
Anchorage Capital CLO 18, Ltd., CLO 2021-18A, SUB(d)	N/A	Estimated yield of 13.74%	04/14/2034	850,000	720,134
Anchorage Capital CLO 1-R, Ltd., CLO 2018-1RA, SUB(d)	N/A	Estimated yield of 15.78%	04/13/2031	4,150,000	2,950,700
Anchorage Capital CLO 3-R, Ltd., CLO 2014-3RA, SUB(d)	N/A	Estimated yield of 15.65%	01/28/2031	1,400,000	1,063,804
Anchorage Capital CLO 4-R, Ltd., CLO 2018-4RA, SUB(d)	N/A	Estimated yield of 16.04%	01/28/2031	3,000,000	2,134,056
Anchorage Capital CLO 7, Ltd., CLO 2015-7A, SUBA(d)	N/A	Estimated yield of 31.83%	01/28/2031	1,750,000	1,055,061
Anchorage Capital CLO 9, Ltd., CLO 2016-9A, SUB(d)	N/A	Estimated yield of 18.28%	07/15/2032	2,500,000	1,249,365
Apidos CLO XXVII, CLO 2017-27A, SUB(d)	N/A	Estimated yield of 5.61%	07/17/2030	1,300,000	631,314
Apidos CLO XXVIII, CLO 2017-28A, SUB(d)	N/A	Estimated yield of 6.05%	01/20/2031	3,500,000	1,911,238
ARES LI CLO, Ltd., CLO 2019-51A, INC(d)	N/A	Estimated yield of 17.57%	04/15/2031	1,699,959	1,083,843
ARES LI CLO, Ltd., CLO 2019-51A, SUB(d)	N/A	Estimated yield of 17.57%	04/15/2031	2,300,041	1,466,437
Battalion Clo XV, Ltd., CLO 2020-15A, SUB(d)	N/A	Estimated yield of 19.30%	01/17/2033	4,500,000	4,241,025
Battalion Clo XVI, Ltd., CLO 2019-16A, SUB(d)	N/A	Estimated yield of 16.18%	12/19/2032	3,500,000	3,207,589

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY(c)(e) (continued)
Carbone Clo, Ltd., CLO 2017-1A, SUB(d)	N/A	Estimated yield of 18.49%	01/20/2031	$7,850,000	$5,147,983
Carlyle Global Market Strategies, CLO 2021-5A, SUB(d)	N/A	Estimated yield of 0.00%	07/20/2034	4,000,000	3,496,800
Carlyle Global Market Strategies CLO, Ltd., CLO 2013-1A, SUB(d)	N/A	Estimated yield of 5.97%	08/14/2030	3,500,000	1,529,055
Carlyle US CLO, Ltd., CLO 2020-4A, SUBA(d)	N/A	Estimated yield of 16.50%	01/15/2033	4,000,000	3,049,080
Carlyle US CLO, Ltd., CLO 2018-2A, SUB(d)	N/A	Estimated yield of 12.40%	10/15/2031	933,000	630,870
Catamaran CLO, Ltd., CLO 2015-1A, SUB(d)	N/A	Estimated yield of 0.00%	04/22/2027	750,000	63,225
CIFC Funding 2017-III, Ltd., CLO 2017-3A, SUB(d)	N/A	Estimated yield of 9.98%	07/30/2030	1,400,000	837,974
CIFC Funding 2017-V, Ltd., CLO 2017-5A, SUB(d)	N/A	Estimated yield of 11.38%	11/16/2030	4,500,000	2,770,821
CIFC Funding 2018-I, Ltd., CLO 2018-1A, SUB(d)	N/A	Estimated yield of 12.83%	04/18/2031	3,250,000	2,491,466
CIFC Funding 2018-III, Ltd., CLO 2018-3A, SUB(d)	N/A	Estimated yield of 17.92%	07/18/2031	3,000,000	1,906,995
CIFC Funding 2019-III, Ltd., CLO 2019-3A, SUB(d)	N/A	Estimated yield of 12.15%	07/16/2032	750,000	566,199
CIFC Funding 2019-V, Ltd., CLO 2019-5A, INC(d)	N/A	Estimated yield of 13.01%	10/15/2032	2,500,000	2,135,000
CIFC Funding 2020-II, Ltd., CLO 2020-2A, INC(d)	N/A	Estimated yield of 18.02%	08/24/2032	1,000,000	1,001,271
CIFC Funding 2020-III, Ltd., CLO 2020-3A, SUB(d)	N/A	Estimated yield of 15.97%	10/20/2031	150,000	150,749
CIFC Funding 2021-II, CLO 2021-2A, SUB(d)	N/A	Estimated yield of 16.31%	04/15/2034	4,000,000	3,668,104
Dryden Senior Loan Fund, CLO 2021-87A, SUB(d)	N/A	Estimated yield of 0.00%	05/20/2034	2,000,000	1,800,000
Invesco CLO, Ltd., CLO 2021-1A, SUB(d)	N/A	Estimated yield of 16.90%	04/15/2034	3,000,000	2,661,789
Invesco CLO, Ltd., CLO 2021-2A, SUB(d)(j)	N/A	Estimated yield of 10.13%	07/15/2034	5,000,000	4,379,780
Madison Park Funding XVIII, Ltd., CLO 2015-18A, SUB(d)	N/A	Estimated yield of 7.71%	10/21/2027	4,000,000	2,299,268
Madison Park Funding XX, Ltd., CLO 2016-20A, SUB(d)	N/A	Estimated yield of 21.97%	07/27/2030	1,740,000	1,258,532
Madison Park Funding XXIX, Ltd., CLO 2018-29A, SUB(d)	N/A	Estimated yield of 16.38%	10/18/2047	3,750,000	2,650,834
Madison Park Funding XXVIII, Ltd., CLO 2018-28A, SUB(d)	N/A	Estimated yield of 17.80%	07/15/2030	5,000,000	3,803,030
Madison Park Funding XXXVII, Ltd., CLO 2019-37A, SUB(d)	N/A	Estimated yield of 17.34%	07/15/2032	5,500,000	4,862,979
Niagara Park Clo, Ltd., CLO 2019-1A, SUB(d)	N/A	Estimated yield of 16.90%	07/17/2032	2,648,000	2,100,367
Oak Hill Credit Partners X-R, Ltd., CLO 2014-10RA, SUB(d)	N/A	Estimated yield of 16.12%	04/20/2034	6,673,000	3,392,927
OHA Credit Partners XI, Ltd., CLO 2015-11A, SUB(d)	N/A	Estimated yield of 16.37%	01/20/2032	2,750,000	1,855,928
OHA Credit Partners XII, Ltd., CLO 2016-12A, SUB(d)	N/A	Estimated yield of 19.86%	07/23/2030	1,500,000	1,172,969
Recette Clo, Ltd., CLO 2015-1A, SUB(d)(j)	N/A	Estimated yield of 17.41%	04/20/2034	10,400,000	5,846,974
Rockland Park CLO, Ltd., CLO 2021-1A, SUB(d)(j)	N/A	Estimated yield of 12.54%	04/20/2034	5,000,000	4,389,512
Sixth Street CLO XVII, Ltd., CLO 2021-17A, SUB(d)	N/A	Estimated yield of 11.21%	01/20/2034	1,100,000	997,099
Sound Point CLO III, Ltd., CLO 2017-3A, SUB(d)	N/A	Estimated yield of 7.22%	10/20/2030	1,500,000	875,286
Sound Point CLO VI-R, Ltd., CLO 2014-2RA, SUB(d)	N/A	Estimated yield of 5.82%	10/20/2031	2,000,000	443,836
Thacher Park CLO, Ltd., CLO 2014-1A, SUB(d)	N/A	Estimated yield of 0.00%	10/20/2026	6,000,000	140,400
THL Credit Wind River CLO, Ltd., CLO 2018-3A, SUB(d)	N/A	Estimated yield of 19.65%	01/20/2031	3,000,000	2,403,900
THL Credit Wind River CLO, Ltd., CLO 2018-2A, SUB(d)	N/A	Estimated yield of 14.50%	07/15/2030	3,031,000	2,156,541
Webster Park CLO, Ltd., CLO 2016-1A, SUB(d)	N/A	Estimated yield of 15.57%	07/20/2030	9,000,400	6,420,480
Wind River CLO, Ltd., CLO 2016-1A, SUB(d)	N/A	Estimated yield of 18.95%	07/15/2028	4,000,000	2,106,384
Total Collateralized Loan Obligations Equity (Cost $118,228,415)				$186,525,400	$113,872,473

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
CORPORATE BONDS - 3.89%* (2.33% of Total Investments)
Automobiles - 0.48% (0.29% of Total Investments)
Ford Motor Co., Senior Unsecured	9.00%	N/A	04/22/2025	467,000	575,750
Ford Motor Co., Senior Unsecured	9.63%	N/A	04/22/2030	116,000	167,214
Real Hero Merger Sub 2, Inc., Senior Unsecured(d)	6.25%	N/A	02/01/2029	80,000	83,100
Total Automobiles				663,000	826,064

Chemicals - 0.26% (0.15% of Total Investments)
Herens Holdco Sarl, Senior Secured(d)	4.75%	N/A	05/15/2028	444,000	442,735

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
CORPORATE BONDS (continued)
Diversified Financial Services - 0.20% (0.12% of Total Investments)
Compass Group Diversified Holdings LLC, Senior Unsecured(d)	5.25%	N/A	04/15/2029	$333,000	$346,736

Diversified Telecommunication Services - 0.67% (0.40% of Total Investments)
Consolidated Communications, Inc., Senior Secured(d)	5.00%	N/A	10/02/2028	1,125,000	1,144,687

Hotels, Restaurants & Leisure - 0.89% (0.53% of Total Investments)
CEC Entertainment LLC, Senior Secured(d)	6.75%	N/A	05/01/2026	470,000	482,725
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, Senior Unsecured(d)	5.00%	N/A	06/01/2029	529,000	540,902
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, Senior Unsecured(d)	4.88%	N/A	07/01/2031	500,000	499,313
Total Hotels, Restaurants & Leisure				1,499,000	1,522,940

Industrial Conglomerates - 0.45% (0.27% of Total Investments)
Madison IAQ LLC, Senior Secured(d)	4.13%	N/A	06/30/2028	225,000	227,250
MajorDrive Holdings IV LLC, Senior Unsecured(d)	6.38%	N/A	06/01/2029	545,000	543,978
Total Industrial Conglomerates				770,000	771,228

IT Services - 0.21% (0.13% of Total Investments)
Avaya, Inc., Senior Secured(d)	6.13%	N/A	09/15/2028	345,000	368,857

Media - 0.38% (0.23% of Total Investments)
Audacy Capital Corp., Senior Secured(d)	6.75%	N/A	03/31/2029	390,000	405,846
Clear Channel Outdoor Holdings, Inc., Senior Unsecured(d)	7.75%	N/A	04/17/2028	100,000	104,752
Univision Communications, Inc., Senior Secured(d)	4.50%	N/A	05/01/2029	136,000	137,070
Total Media				626,000	647,668

Pharmaceuticals - 0.16% (0.09% of Total Investments)
Bausch Health Cos., Inc., Senior Secured(d)	4.88%	N/A	06/01/2028	260,000	266,074

Transportation Infrastructure - 0.19% (0.12% of Total Investments)
Uber Technologies, Inc., Senior Unsecured(d)	6.25%	N/A	01/15/2028	305,000	329,043

Total Corporate Bonds (Cost $6,370,000)				$6,370,000	$6,666,032

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SECURED SECOND LIEN LOANS(b) - 2.77%* (1.66% of Total Investments)
Aerospace & Defense - 0.05% (0.03% of Total Investments)
New Constellis Borrower LLC, B	12.00%	1M US L + 11.00%	03/27/2025	107,755	88,359

Air Freight & Logistics - 0.22% (0.13% of Total Investments)
LaserShip, Inc., Initial	8.25%	3M US L + 7.50%	05/07/2029	372,549	371,618

Building Products - 0.10% (0.06% of Total Investments)
Visual Comfort Group, Inc. (fka VC GB Holdings, Inc.)(aka Visual Comfort Generation Brands), Initial 2nd Lien Term Loan	6.85%	1M US L + 6.75%	06/30/2029	169,492	167,797

Commercial Services & Supplies - 0.38% (0.23% of Total Investments)
AVSC Holding Corp., Initial	8.25%	3M US L + 7.25%	09/01/2025	805,556	648,472

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SECURED SECOND LIEN LOANS(b) (continued)
Communications Equipment - 0.17% (0.10% of Total Investments)
Global Tel*Link Corp., 2nd Lien	8.35%	1M US L + 8.25%	11/29/2026	$347,222	$293,403

Construction & Engineering - 0.17% (0.10% of Total Investments)
DG Investment Intermediate Holdings 2, Inc., 2nd Lien	7.50%	1M US L + 6.75%	03/30/2029	292,804	291,706

Diversified Consumer Services - 0.38% (0.23% of Total Investments)
Travelport Finance S.à.r.l., Initial	6.38%	3M US L + 6.25%	05/29/2026	578,537	526,833
TruGreen LP, Initial	9.25%	3M US L + 8.50%	11/02/2028	125,392	127,900
Total Diversified Consumer Services				703,929	654,733

Diversified Financial Services - 0.36% (0.22% of Total Investments)
Edelman Financial Center LLC, Initial	6.85%	1M US L + 6.75%	07/20/2026	626,984	628,815

Diversified Telecommunication Services - 0.02% (0.01% of Total Investments)
GTT Communications, Inc., Closing Date U.S.	2.90%	3M US L + 2.75%	05/31/2025	45,188	35,495

Electronic Equipment, Instruments & Components - 0.04% (0.02% of Total Investments)
Infinite Bidco LLC, Initial	7.50%	1M US L + 7.00%	03/02/2029	69,869	70,218

Health Care Providers & Services - 0.08% (0.05% of Total Investments)
Verscend Holding Corp., Initial	7.50%	1M US L + 7.00%	04/02/2029	135,802	137,160

Software - 0.80% (0.48% of Total Investments)
DCert Buyer, Inc., First Amendment Refinancing	7.10%	1M US L + 7.00%	02/19/2029	156,627	157,704
EagleView Technology Corp., Term Loan 2nd Lien	8.50%	3M US L + 7.50%	08/14/2026	198,167	194,535
MH Sub I LLC, 2021 Replacement	6.35%	1M US L + 6.25%	02/23/2029	1,000,000	1,014,380
Total Software				1,354,794	1,366,619

Total Secured Second Lien Loans (Cost $4,968,834)				$5,031,944	$4,754,395

SENIOR SECURED FIRST LIEN LOANS(b) - 71.31%* (42.70% of Total Investments)
Aerospace & Defense - 1.52% (0.91% of Total Investments)
Amentum Government Services Holdings LLC, Tranche 2	5.50%	3M US L + 4.75%	01/29/2027	1,331,096	1,340,666
Constellis Holdings LLC, Priority	8.50%	1M US L + 7.50%	03/27/2024	119,765	118,168
Peraton Corp., B	4.50%	1M US L + 3.75%	02/01/2028	1,138,732	1,141,101
Total Aerospace & Defense				2,589,593	2,599,935

Air Freight & Logistics - 0.55% (0.33% of Total Investments)
Atlantic Aviation FBO, Inc., B	3.86%	1M US L + 3.75%	12/06/2025	746,173	745,241
LaserShip, Inc., Initial	5.25%	3M US L + 4.50%	05/07/2028	203,211	202,957
Total Air Freight & Logistics				949,384	948,198

Airlines - 0.72% (0.43% of Total Investments)
Allegiant Travel Company, Replacement	3.16%	3M US L + 3.00%	02/05/2024	383,921	381,329
United AirLines, Inc., Class B	4.50%	3M US L + 3.75%	04/21/2028	838,036	848,277
Total Airlines				1,221,957	1,229,606

Auto Components - 1.52% (0.91% of Total Investments)
Dealer Tire LLC, B-1	4.35%	1M US L + 4.25%	12/12/2025	1,116,123	1,115,564
First Brands Group, LLC, Refinanced	6.00%	1M US L + 5.00%	03/30/2027	99,941	100,982
IXS Holdings, Inc., Initial	5.00%	3M US L + 4.25%	03/05/2027	863,362	864,442
LS Group Opco Acquisition LLC, Initial	4.25%	6M US L + 3.50%	11/02/2027	327,273	326,864

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Auto Components (continued)
LTR Intermediate Holdings, Inc., Initial	5.50%	3M US L + 4.50%	05/05/2028	$208,216	$206,394
Total Auto Components				2,614,915	2,614,246

Automobiles - 0.91% (0.54% of Total Investments)
RVR Dealership Holdings LLC, B	4.75%	3M US L + 4.00%	02/08/2028	480,237	481,438
Truck Hero, Inc., Initial	4.50%	1M US L + 3.75%	01/31/2028	1,079,864	1,079,323
Total Automobiles				1,560,101	1,560,761

Beverages - 0.33% (0.20% of Total Investments)
Triton Water Holdings, Inc., Initial	4.00%	3M US L + 3.50%	03/31/2028	568,595	567,805

Building Products - 1.80% (1.08% of Total Investments)
AI Aqua Merger Sub, Inc.
B(f)	N/A	L + 4.00%	06/16/2028	520,712	522,013
Delayed Draw(f)	N/A	L + 4.00%	06/16/2028	32,544	32,626
Cornerstone Building Brands, Inc., Tranche B	3.75%	1M US L + 3.25%	04/12/2028	388,314	387,732
Foundation Building Materials, Inc., Initial	3.75%	3M US L + 3.25%	01/31/2028	226,171	224,570
Kodiak BP LLC, Initial	4.00%	3M US L + 3.25%	03/12/2028	246,152	245,613
Park River Holdings, Inc., Initial	4.00%	3M US L + 3.25%	12/28/2027	96,313	95,726
QUIKRETE Holdings, Inc., B-1 Fourth Amendment(f)	N/A	L + 3.00%	05/12/2028	877,869	870,460
Visual Comfort Group, Inc. (fka VC GB Holdings, Inc.)(aka Visual Comfort Generation Brands), Initial 1st Lien Term Loan	3.60%	1M US L + 3.50%	06/30/2028	324,675	323,052
White Cap Buyer LLC, Initial Closing Date	4.50%	3M US L + 4.00%	10/19/2027	221,451	221,728
Wilsonart LLC, Tranche E	4.50%	3M US L + 3.50%	12/31/2026	168,369	168,279
Total Building Products				3,102,570	3,091,799

Capital Markets - 0.65% (0.39% of Total Investments)
Hudson River Trading LLC, Term Loan	3.10%	1M US L + 3.00%	03/20/2028	1,124,216	1,119,764

Chemicals - 1.12% (0.67% of Total Investments)
Ascend Performance Materials Operations LLC, 2021 Refinancing	5.50%	3M US L + 4.75%	08/27/2026	688,916	698,141
CPC Acquisition Corp., Initial	4.50%	3M US L + 3.75%	12/29/2027	134,367	133,990
Herens Holdco Sarl, B(f)	N/A	L + 4.00%	04/28/2028	385,716	385,924
INEOS Enterprises Holdings, Ltd., Refinancing Tranche B Dollar	4.50%	3M US L + 3.50%	08/28/2026	216,018	216,467
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar	3.25%	1M US L + 2.75%	01/29/2026	128,261	127,820
Innovative Water Care Global Corp., Initial	6.00%	3M US L + 5.00%	02/27/2026	220,762	218,444
Lummus Technology Holdings V LLC, 2021 Refinancing B	3.60%	1M US L + 3.50%	06/30/2027	52,528	52,181
Sparta U.S. HoldCo LLC, Initial Term Loans(f)	N/A	L + 3.50%	04/28/2028	91,471	91,499
Total Chemicals				1,918,039	1,924,466

Commercial Services & Supplies - 1.47% (0.88% of Total Investments)
Allied Universal Holdco LLC, Initial U.S. Dollar	4.25%	3M US L + 3.75%	05/12/2028	164,968	165,380
Ankura Consulting Group LLC, Closing Date	5.25%	1M US L + 4.50%	03/17/2028	179,196	179,533
Belfor Holdings, Inc., Initial	3.85%	1M US L + 3.75%	04/06/2026	640,059	639,259
Divisions Holding Corp., B	5.50%	3M US L + 4.75%	05/27/2028	1,136,779	1,133,937
First Advantage Holdings LLC, B-1	3.10%	1M US L + 3.00%	01/31/2027	59,760	59,443
Harland Clarke Holdings Corp., Initial	5.75%	3M US L + 4.75%	11/03/2023	387,282	345,893
Total Commercial Services & Supplies				2,568,044	2,523,445

Communications Equipment - 1.29% (0.77% of Total Investments)
Casa Systems, Inc., Initial	5.00%	3M US L + 4.00%	12/20/2023	914,242	907,385

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Communications Equipment (continued)
CCI Buyer, Inc., Initial	4.75%	3M US L + 4.00%	12/17/2027	$140,077	$140,227
Global Tel*Link Corp., 2018	4.35%	1M US L + 4.25%	11/29/2025	449,203	411,722
Gogo Intermediate Holdings LLC, Initial	4.50%	3M US L + 3.75%	04/30/2028	608,051	606,531
MLN US HoldCo LLC, B	4.59%	1M US L + 4.50%	11/30/2025	169,287	154,624
Total Communications Equipment				2,280,860	2,220,489

Construction & Engineering - 0.26% (0.15% of Total Investments)
DG Investment Intermediate Holdings 2, Inc.
Delayed Draw(g)	4.32%	1M US L + 3.75%	03/31/2028	22,730	22,817
Initial	4.50%	1M US L + 3.75%	03/31/2028	142,811	143,228
TRC Companies, Inc., Refinancing	5.25%	1M US L + 4.50%	06/21/2024	277,525	277,525
Total Construction & Engineering				443,066	443,570

Construction Materials - 0.48% (0.29% of Total Investments)
Schweitzer-Mauduit International, Inc., B	4.50%	1M US L + 3.75%	02/09/2028	837,066	824,510

Containers & Packaging - 1.04% (0.62% of Total Investments)
Kleopatra Finco S.a r.l., Facility B	5.25%	3M US L + 4.75%	02/12/2026	683,201	686,617
Pregis TopCo LLC, Initial	4.10%	1M US L + 4.00%	07/31/2026	298,180	297,881
Pretium PKG Holdings, Inc., Initial	4.75%	3M US L + 4.00%	11/05/2027	227,776	228,117
ProAmpac PG Borrower LLC, 2020-1	4.50%	3M US L + 3.75%	11/03/2025	91,703	91,543
Sabert Corp., Initial	5.50%	1M US L + 4.50%	12/10/2026	481,063	480,163
Total Containers & Packaging				1,781,923	1,784,321

Distributors - 0.38% (0.23% of Total Investments)
BCPE Empire Holdings, Inc., Amendment No. 1	5.00%	1M US L + 4.25%	06/11/2026	94,762	94,802
Ingram Micro, Inc., Initial(f)	N/A	L + 3.50%	06/30/2028	550,232	550,920
Total Distributors				644,994	645,722

Diversified Consumer Services - 4.43% (2.65% of Total Investments)
AAdvantage Loyality IP, Ltd., Initial	5.50%	3M US L + 4.75%	04/20/2028	258,469	269,260
KUEHG Corp, B-3	4.75%	3M US L + 3.75%	02/21/2025	1,494,226	1,469,168
Learning Care Group No. 2, Inc., 2020 Incremental	9.50%	3M US L + 8.50%	03/13/2025	389,012	390,957
Mileage Plus Holdings LLC, Initial	6.25%	3M US L + 5.25%	06/21/2027	376,743	402,045
Pug LLC, B-1	8.75%	1M US L + 8.00%	02/12/2027	530,872	537,508
SkyMiles IP, Ltd., Initial	4.75%	3M US L + 3.75%	10/20/2027	95,123	100,420
Sotheby's, 2021 Refinancing	5.50%	3M US L + 4.75%	01/15/2027	420,930	422,858
Spin Holdco, Inc., Initial	4.75%	3M US L + 4.00%	03/04/2028	1,446,375	1,446,563
St. George's University Scholastic Services LLC (St. George's University Scholastic Services LLC), Initial Term Loans(f)	N/A	L + 3.25%	06/29/2028	73,202	73,019
Staples, Inc., 2019 Refinancing New B-1	5.18%	3M US L + 5.00%	04/16/2026	977,775	951,502
Travelport Finance S.a r.l., Initial (Priority)	7.25%	3M US L + 6.25%	02/28/2025	770,867	807,622
TruGreen LP, Second Refinancing	4.75%	1M US L + 4.00%	11/02/2027	182,830	183,424
WeddingWire, Inc., Initial	4.69%	3M US L + 4.50%	12/19/2025	501,542	500,604
WW International, Inc., Initial	4.00%	1M US L + 3.50%	04/13/2028	51,415	51,544
Total Diversified Consumer Services				7,569,381	7,606,494

Diversified Financial Services - 1.74% (1.04% of Total Investments)
Edelman Financial Center LLC, Initial (2021)	4.50%	1M US L + 3.75%	04/07/2028	430,528	430,825
Focus Financial Partners LLC
Delayed(f)	N/A	L + 2.50%	06/23/2028	89,373	89,038
Term Loan(f)	N/A	L + 2.50%	06/23/2028	387,285	385,832
HighTower Holding LLC, Initial(g)	4.75%	3M US L + 4.00%	04/21/2028	216,866	217,204

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Diversified Financial Services (continued)
Nexus Buyer LLC, B	3.84%	1M US L + 3.75%	11/09/2026	$351,423	$350,418
Orion Advisor Solutions, Inc., 2021 Refinancing	4.50%	3M US L + 3.75%	09/24/2027	39,701	39,721
VeriFone Systems, Inc., Initial	4.15%	3M US L + 4.00%	08/20/2025	1,495,007	1,467,917
Total Diversified Financial Services				3,010,183	2,980,955

Diversified Telecommunication Services - 2.52% (1.51% of Total Investments)
Altice France S.A., USD TLB-13 Incremental	4.15%	3M US L + 4.00%	08/14/2026	1,046,465	1,043,660
Consolidated Communications, Inc., B-1	4.25%	1M US L + 3.50%	10/02/2027	700,484	701,359
GTT Communications B.V.
Delayed Draw	9.00%	1M US L + 8.00%	12/28/2021	6,325	6,377
Priming Facility	9.00%	1M US L + 8.00%	12/28/2021	3,631	3,660
LCPR Loan Financing LLC, 2021 Additional	3.82%	1M US L + 3.75%	10/16/2028	583,258	583,625
MetroNet Systems Holdings LLC, 2021(g)	4.50%	3M US L + 3.75%	06/02/2028	89,709	89,659
Northwest Fiber LLC, B-2	3.82%	1M US L + 3.75%	04/30/2027	137,097	137,028
Sorenson Communications LLC, 2021	6.25%	3M US L + 5.50%	03/17/2026	213,214	214,613
Syniverse Holdings, Inc., Tranche C	6.00%	3M US L + 5.00%	03/09/2023	609,214	602,592
Voyage US LLC (Vocus Group), Initial U.S. Term Loans(f)	N/A	L + 3.50%	05/26/2028	219,446	219,446
Windstream Services II LLC, Initial	7.25%	1M US L + 6.25%	09/21/2027	456,165	456,963
Xplornet Communications, Inc., Initial	4.85%	1M US L + 4.75%	06/10/2027	259,448	259,355
Total Diversified Telecommunication Services				4,324,456	4,318,337

Electric Utilities - 0.12% (0.07% of Total Investments)
PG&E Corporation - Loan, Loan	3.50%	3M US L + 3.00%	06/23/2025	212,303	209,252

Electrical Equipment - 0.39% (0.23% of Total Investments)
Energy Acquisition LP
Initial	4.37%	3M US L + 4.25%	06/26/2025	492,031	484,651
Tranche B(f)	N/A	L + 7.50%	06/26/2025	186,546	186,546
Total Electrical Equipment				678,577	671,197

Electronic Equipment, Instruments & Components - 2.64% (1.58% of Total Investments)
Corsair Gaming, Inc., Term Loan (First Lien)	4.75%	1M US L + 3.75%	08/28/2024	61,702	61,625
Infinite Bidco LLC, Initial	4.25%	1M US L + 3.75%	03/02/2028	1,256,456	1,254,886
Mavenir Systems, Inc., Initial	7.00%	3M US L + 6.00%	05/08/2025	904,033	903,183
Mirion Technologies LLC, Initial Dollar	4.15%	3M US L + 4.00%	03/06/2026	491,206	491,206
Natel Engineering Company, Inc., Initial	6.00%	3M US L + 5.00%	04/30/2026	470,514	446,988
Triton Solar US Acquisition Co., Initial	6.15%	3M US L + 6.00%	10/29/2024	270,739	263,069
Ultra Clean Holdings, Inc., Refinanced	3.85%	1M US L + 3.75%	08/27/2025	793,809	794,468
Xperi Holding Corp., Initial B	3.58%	1M US L + 3.50%	06/08/2028	308,833	307,984
Total Electronic Equipment, Instruments & Components				4,557,292	4,523,409

Energy Equipment & Services - 0.64% (0.38% of Total Investments)
ChampionX, Term Loan	6.00%	3M US L + 5.00%	06/03/2027	169,926	173,111
Lealand Finance Company B.V.
Make-Whole	3.09%	1M US L + 3.00%	06/28/2024	8,469	5,081
Take-Back	4.09%	1M US L + 1.00%	06/30/2025	45,565	20,239
Par Petroleum LLC, Closing Date	6.94%	3M US L + 6.75%	01/12/2026	330,984	328,501
WaterBridge Midstream Operating LLC, Initial	6.75%	3M US L + 5.75%	06/22/2026	595,362	570,274
Total Energy Equipment & Services				1,150,306	1,097,206

Food & Staples Retailing - 0.66% (0.40% of Total Investments)
BW Gas & Convenience Holdings LLC, Initial	4.00%	1M US L + 3.50%	03/31/2028	14,776	14,758

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Food & Staples Retailing (continued)
Rent-A-Center, Inc., Initial	4.75%	1M US L + 4.00%	02/17/2028	$1,122,349	$1,122,349
Total Food & Staples Retailing				1,137,125	1,137,107

Food Products - 0.10% (0.06% of Total Investments)
H-Food Holdings LLC, 2020 Incremental B-3	6.00%	1M US L + 5.00%	05/23/2025	61,875	61,797
Whole Earth Brands, Inc., Term Loan	5.50%	3M US L + 4.50%	02/05/2028	100,865	100,235
Total Food Products				162,740	162,032

Health Care Equipment & Supplies - 0.87% (0.52% of Total Investments)
ASP Navigate Acquisition Corp., Initial	5.50%	3M US L + 4.50%	10/06/2027	418,947	419,471
Curium BidCo S.a r.l., Term Loan	5.00%	3M US L + 4.25%	12/02/2027	105,477	105,477
Medplast Holdings, Inc., Initial Term Loan (Late June/Early July)	3.85%	1M US L + 3.75%	07/02/2025	994,885	965,038
Total Health Care Equipment & Supplies				1,519,309	1,489,986

Health Care Providers & Services - 7.31% (4.38% of Total Investments)
ADMI Corp., B3	3.85%	1M US L + 3.75%	12/23/2027	307,346	306,771
Albany Molecular Research, Inc., 2020	4.50%	3M US L + 3.50%	08/30/2024	154,423	154,664
BW NHHC Holdco, Inc., Initial	5.16%	3M US L + 5.00%	05/15/2025	342,329	314,515
Cambrex Corp., Tranche B-2 Dollar	4.25%	1M US L + 3.50%	12/04/2026	404,551	405,312
CCRR Parent, Inc., Initial	5.00%	3M US L + 4.25%	03/06/2028	847,875	852,114
Envision Healthcare Corp., Initial	3.85%	1M US L + 3.75%	10/10/2025	997,449	851,472
EyeCare Partners LLC, Initial Term Loan	3.85%	1M US L + 3.75%	02/18/2027	579,946	574,366
Global Medical Response, Inc.
2018 New	5.25%	3M US L + 4.25%	03/14/2025	487,377	488,332
2020 Refinancing	5.75%	3M US L + 4.75%	10/02/2025	897,370	900,736
Heartland Dental LLC, 2021 Incremental	4.07%	1M US L + 4.00%	04/30/2025	309,753	308,979
Heartland Dental, LLC, Initial	3.60%	1M US L + 3.50%	04/30/2025	496,167	489,965
ICON Luxembourg S.A.R.L.
B(f)	N/A	L + 2.50%	06/16/2028	1,064,667	1,066,168
B USD(f)	N/A	L + 2.50%	06/16/2028	265,262	265,637
Maravai Intermediate Holdings LLC, Initial	4.75%	1M US L + 3.75%	10/19/2027	68,898	69,157
Midwest Physician Administrative Services LLC, Initial	4.00%	3M US L + 3.25%	03/12/2028	748,125	745,791
Midwest Veterinary Partners LLC, Initial	4.75%	6M US L + 4.00%	04/27/2028	118,520	118,668
Pathway Vet Alliance LLC, 2021 Replacement	3.85%	1M US L + 3.75%	03/31/2027	152,303	151,837
Phoenix Guarantor, Inc., Tranche B-3	3.57%	1M US L + 3.50%	03/05/2026	845,186	839,785
Radiology Partners, Inc., B	4.32%	1M US L + 4.25%	07/09/2025	754,358	753,732
Radnet Management, Inc., Initial	3.75%	3M US L + 3.00%	04/23/2028	182,797	182,720
Southern Veterinary Partners LLC, Initial(g)	5.00%	3M US L + 4.00%	10/05/2027	59,403	59,699
Unified Women’s Healthcare LP, Initial	5.00%	1M US L + 4.25%	12/20/2027	182,443	182,671
Verscend Holding Corp., B-1	4.10%	1M US L + 4.00%	08/27/2025	1,237,161	1,239,153
WCG Purchaser Corp., Initial	5.00%	3M US L + 4.00%	01/08/2027	452,386	453,517
WP CityMD Bidco LLC, Term Loan	4.50%	3M US L + 3.75%	08/13/2026	758,440	759,494
Total Health Care Providers & Services				12,714,535	12,535,255

Health Care Technology - 2.55% (1.53% of Total Investments)
athenahealth, Inc., B-1	4.41%	3M US L + 4.25%	02/11/2026	1,756,934	1,760,782
Gainwell Acquisition Corp., B	4.75%	3M US L + 4.00%	10/01/2027	1,006,292	1,008,556
TTF Holdings LLC, Initial	5.00%	3M US L + 4.25%	03/31/2028	789,855	787,880
Waystar Technologies, Inc., Initial	4.10%	1M US L + 4.00%	10/22/2026	818,998	819,637
Total Health Care Technology				4,372,079	4,376,855

Hotels, Restaurants & Leisure - 3.05% (1.83% of Total Investments)
Alterra Mountain Company, Additional	5.50%	1M US L + 4.50%	08/01/2026	349,368	350,024

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, B-1	4.60%	1M US L + 4.50%	07/21/2025	$1,380,774	$1,384,226
Carnival Corp., Initial Advance	3.75%	3M US L + 3.00%	06/30/2025	65,121	66,614
Casablanca US Holdings, Inc., Amendment No. 2 Initial	4.19%	3M US L + 4.00%	03/29/2024	820,835	753,461
CCM Merger, Inc., B	4.50%	3M US L + 3.75%	11/04/2025	28,587	28,552
Herschend Entertainment Company LLC, Initial	6.75%	3M US L + 5.75%	08/25/2025	173,306	174,173
Hilton Grand Vacations Borrower LLC, Initial Term Loans(f)	N/A	L + 3.00%	05/19/2028	58,972	58,990
Kingpin Intermediate Holdings LLC, 2018 Refinancing	4.50%	1M US L + 3.50%	07/03/2024	678,974	674,941
Raptor Acquisition Corp., B	4.10%	1M US L + 4.00%	11/01/2026	151,987	152,177
Seaworld Parks & Entertainment, Inc., B-5	3.75%	1M US L + 3.00%	04/01/2024	744,171	738,590
United PF Holdings LLC
Incremental Term Loan	9.50%	3M US L + 8.50%	12/30/2026	358,200	359,096
Initial	4.15%	3M US L + 4.00%	12/30/2026	513,432	497,772
Total Hotels, Restaurants & Leisure				5,323,727	5,238,616

Household Durables - 1.64% (0.98% of Total Investments)
AT Home Group, Inc., B(f)	N/A	L + 4.25%	06/24/2028	847,816	847,816
Conair Holdings LLC, Initial	4.25%	3M US L + 3.75%	05/17/2028	269,547	270,086
Hunter Fan Company, Initial	5.75%	3M US L + 5.00%	05/08/2028	820,471	820,816
Samsonite International S.A., 2020 Incremental Tranche B	3.75%	1M US L + 3.00%	04/25/2025	479,623	478,923
SRAM LLC, Initial	3.25%	3M US L + 2.75%	05/18/2028	174,804	173,930
Weber-Stephen Products LLC, Initial B	4.00%	1M US L + 3.25%	10/30/2027	227,457	227,741
Total Household Durables				2,819,718	2,819,312

Household Products - 1.33% (0.80% of Total Investments)
American Greetings Corp., Initial	5.50%	1M US L + 4.50%	04/06/2024	1,227,803	1,227,802
Sunshine Luxembourg VII SARL, Facility B3	4.50%	3M US L + 3.75%	10/01/2026	1,052,302	1,055,522
Total Household Products				2,280,105	2,283,324

Independent Power/Renewable Electricity Producers - 0.05% (0.03% of Total Investments)
Array Tech, Inc., Initial	3.75%	3M US L + 3.25%	10/14/2027	87,652	85,498

Industrial Conglomerates - 1.89% (1.13% of Total Investments)
Blount International, Inc., New Refinancing	4.75%	1M US L + 3.75%	04/12/2023	643,511	645,004
Madison IAQ LLC, Initial	3.75%	3M US L + 3.25%	06/21/2028	492,502	492,502
MajorDrive Holdings IV LLC, Initial	4.50%	3M US L + 4.00%	06/01/2028	256,038	256,118
Star US Bidco LLC, Initial	5.25%	1M US L + 4.25%	03/17/2027	349,331	348,678
Vertical Midco GmbH, Facility B	4.48%	3M US L + 4.25%	07/14/2027	1,497,500	1,498,129
Total Industrial Conglomerates				3,238,882	3,240,431

Insurance - 1.35% (0.81% of Total Investments)
Acrisure LLC, 2020	3.60%	1M US L + 3.50%	02/15/2027	813,750	804,253
Alliant Holdings Intermediate LLC, 2020 New(f)	N/A	L + 3.75%	11/05/2027	128,135	128,241
Asurion LLC, New B-9	3.35%	1M US L + 3.25%	07/31/2027	613,645	606,484
OneDigital Borrower LLC
Delayed Draw(g)	5.25%	3M US L + 4.50%	11/16/2027	4,069	4,123
Initial	5.25%	3M US L + 4.50%	11/16/2027	494,381	495,825
Ryan Specialty Group LLC, Initial	3.75%	1M US L + 3.00%	09/01/2027	279,325	279,063
Total Insurance				2,333,305	2,317,989

Internet and Catalog Retail - 0.67% (0.40% of Total Investments)
Shutterfly, Inc., B	7.00%	1M US L + 6.00%	09/25/2026	678,728	679,332

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Internet and Catalog Retail (continued)
Titan Acquisitionco New Zealand, Ltd., 2020 Refinancing	4.15%	3M US L + 4.00%	05/01/2026	$468,750	$467,288
Total Internet and Catalog Retail				1,147,478	1,146,620

IT Services - 2.08% (1.24% of Total Investments)
Avaya, Inc.
Tranche B-1	4.32%	1M US L + 4.25%	12/15/2027	87,209	87,445
Tranche B-2	4.07%	1M US L + 4.00%	12/15/2027	912,791	914,644
Endurance International Group Holdings, Inc., Initial	4.25%	6M US L + 3.50%	02/10/2028	290,368	288,795
Imprivata, Inc., Initial	4.00%	1M US L + 3.50%	12/01/2027	206,641	206,835
Intrado Corp., Initial B	5.00%	3M US L + 4.00%	10/10/2024	345,664	337,911
ION Trading Finance, Ltd., Initial Dollar (2021)	4.92%	3M US L + 4.75%	04/01/2028	1,022,983	1,026,093
Virtusa Corp., Closing Date	5.00%	1M US L + 4.25%	02/11/2028	698,942	701,039
Total IT Services				3,564,598	3,562,762

Life Sciences Tools & Services - 0.03% (0.02% of Total Investments)
Precision Medicine Group LLC, Amendment No. 1 Refinancing(g)	3.75%	3M US L + 3.00%	11/22/2027	52,423	56,328

Media - 3.75% (2.25% of Total Investments)
Banijay Entertainment S.A.S., Facility B	3.84%	1M US L + 3.75%	03/01/2025	843,515	839,998
Castle US Holding Corp., Initial Dollar	3.90%	3M US L + 3.75%	01/29/2027	1,484,375	1,464,663
Cimpress plc, Tranche B-1	4.00%	1M US L + 3.50%	05/17/2028	166,095	165,402
Creative Artists Agency LLC
Closing Date	3.85%	1M US L + 3.75%	11/27/2026	675,920	672,966
Incremental B-1	5.25%	1M US L + 4.25%	11/27/2026	371,715	370,090
Cumulus Media New Holdings, Inc., Initial	4.75%	3M US L + 3.75%	03/31/2026	729,052	729,781
Mission Broadcasting, Inc., B-4(f)	N/A	L + 2.50%	06/02/2028	175,439	174,343
Recorded Books, Inc., 2021 Replacement	4.08%	1M US L + 4.00%	08/29/2025	938,541	938,935
Univision Communications, Inc.
2021 Replacement New First Lien(f)	N/A	L + 3.25%	03/24/2026	54,153	54,212
B(f)	N/A	L + 3.25%	05/05/2028	482,239	480,030
William Morris Endeavor Entertainment LLC, B-2	9.50%	1M US L + 8.50%	05/18/2025	495,000	544,500
Total Media				6,416,044	6,434,920

Oil, Gas & Consumable Fuels - 2.19% (1.31% of Total Investments)
BCP Raptor LLC, Initial	5.25%	1M US L + 4.25%	06/24/2024	497,395	492,282
Brazos Delaware II LLC, Initial	4.09%	1M US L + 4.00%	05/21/2025	679,340	661,990
CITGO Holding, Inc.	8.00%	3M US L + 7.00%	08/01/2023	1,379,976	1,367,556
ITT Holdings LLC, Initial	2.85%	1M US L + 2.75%	07/30/2028	107,650	107,381
Lower Cadence Holdings LLC, Initial	4.13%	1M US L + 4.00%	05/22/2026	746,180	740,584
Lucid Energy Group II, Initial	4.00%	1M US L + 3.00%	02/17/2025	344,963	341,389
Permian Production Partners, LLC, Initial	9.00%	1M US L + 8.00%	11/20/2025	82,473	53,608
Total Oil, Gas & Consumable Fuels				3,837,977	3,764,790

Personal Products - 0.57% (0.34% of Total Investments)
Knowlton Development Corp., Inc., Initial (2020)	3.85%	1M US L + 3.75%	12/22/2025	984,887	978,731

Pharmaceuticals - 0.97% (0.58% of Total Investments)
Amneal Pharmaceuticals, LLC, Initial Term Loan	3.63%	1M US L + 3.50%	05/04/2025	985,590	965,878
Endo Luxembourg Finance Company I S.a r.l., 2021	5.75%	1M US L + 5.00%	03/27/2028	727,050	700,469
Total Pharmaceuticals				1,712,640	1,666,347

Professional Services - 0.94% (0.56% of Total Investments)
AQ Carver Buyer, Inc., Initial	6.00%	3M US L + 5.00%	09/23/2025	460,872	458,567

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Professional Services (continued)
Globallogic Holdings, Inc., 2020 Incremental B-2	4.50%	1M US L + 3.75%	09/14/2027	$104,842	$104,874
IG Investments Holdings, LLC (fka Igloo Merger Sub, LLC), Refinancing Term Loan	4.75%	3M US L + 3.75%	05/23/2025	1,039,812	1,040,644
Total Professional Services				1,605,526	1,604,085

Software - 8.53% (5.11% of Total Investments)
Cambium Learning Group, Inc., Initial	5.25%	3M US L + 4.50%	12/18/2025	945,964	950,523
Cardinal Parent, Inc., Initial	5.25%	3M US L + 4.50%	11/12/2027	241,445	241,549
CommerceHub, Inc., Initial	4.75%	3M US L + 4.00%	12/29/2027	829,558	831,632
Conservice Midco LLC, Initial	4.35%	1M US L + 4.25%	05/13/2027	1,119,641	1,117,313
CT Technologies Intermediate Holdings, Inc., Initial	6.00%	1M US L + 5.00%	12/16/2025	417,975	418,497
DCert Buyer, Inc., Initial	4.10%	1M US L + 4.00%	10/16/2026	1,100,165	1,100,627
EagleView Technology Corp., Term Loan	3.64%	3M US L + 3.50%	08/14/2025	802,295	790,405
Fiserv Investment Solutions, Inc., Initial	4.16%	3M US L + 4.00%	02/18/2027	444,216	444,585
Flexera Software LLC, B-1	4.50%	3M US L + 3.75%	03/03/2028	23,378	23,411
Greeneden U.S. Holdings I LLC, Initial Dollar (2020)	4.75%	1M US L + 4.00%	12/01/2027	444,626	445,422
Idera, Inc., B-1	4.50%	1M US L + 3.75%	03/02/2028	159,164	159,066
IGT Holding IV AB, Term Loan(f)	N/A	L + 3.75%	03/31/2028	178,351	178,797
Imperva, Inc., Term Loan	5.00%	3M US L + 4.00%	01/12/2026	408,520	409,607
Indy US Bidco LLC, Tranche B-1	4.08%	1M US L + 4.00%	03/06/2028	1,114,667	1,115,860
LegalZoom.com, Inc., 2018	4.60%	1M US L + 4.50%	11/21/2024	396,947	396,077
Magenta Buyer LLC, Initial	5.75%	1M US L + 5.00%	05/03/2028	823,925	823,101
MH Sub I LLC, 2020 June New	4.75%	1M US L + 3.75%	09/13/2024	439,143	439,784
N-able, Inc., Initial(f)	N/A	L + 3.00%	04/14/2028	512,992	511,710
Planview Parent, Inc., Closing Date	4.75%	3M US L + 4.00%	12/17/2027	965,646	966,554
Polaris Newco LLC, Dollar	4.50%	3M US L + 4.00%	06/02/2028	725,328	727,054
Project Alpha Intermediate Holding, Inc., 2021 Refinancing	4.11%	1M US L + 4.00%	04/26/2024	584,700	585,115
Project Leopard Holdings, Inc.
2018 Repricing	5.75%	3M US L + 4.75%	07/05/2024	26,489	26,542
2019 Incremental	5.75%	3M US L + 4.75%	07/05/2024	132,291	132,536
Tenable Holdings, Inc., B(f)	N/A	L + 2.75%	06/28/2028	264,419	263,758
UKG, Inc., 2021 Incremental	4.00%	3M US L + 3.25%	05/04/2026	42,915	42,940
Upland Software, Inc., Initial	3.85%	1M US L + 3.75%	08/06/2026	982,500	978,403
ZoomInfo LLC, Initial (2021)	3.10%	1M US L + 3.00%	02/02/2026	514,307	513,823
Total Software				14,641,567	14,634,691

Specialty Retail - 2.95% (1.77% of Total Investments)
Franchise Group, Inc., Initial	5.50%	3M US L + 4.75%	03/10/2026	1,397,762	1,403,884
Great Outdoors Group LLC, B-1	5.00%	3M US L + 4.25%	03/06/2028	1,147,125	1,149,993
Jo-Ann Stores LLC, Initial	6.00%	1M US L + 5.00%	10/20/2023	701,050	699,998
Jo-Ann Stores, LLC, TLB, Additional B-1(f)	N/A	L + 4.75%	07/07/2028	872,479	870,297
Petco Health and Wellness Company, Inc., Initial	4.00%	3M US L + 3.25%	03/03/2028	369,144	368,288
Rising Tide Holdings, Inc., Initial(f)	N/A	L + 4.75%	06/01/2028	253,007	253,167
Torrid LLC, Cov-Lite B	6.25%	3M US L + 5.50%	05/19/2028	315,155	312,791
Total Specialty Retail				5,055,722	5,058,418

Textiles, Apparel & Luxury Goods - 1.13% (0.68% of Total Investments)
BK LC Lux SPV S.a r.l., Facility B	4.25%	3M US L + 3.75%	04/28/2028	128,700	128,646
Champ Acquisition Corp., Initial	5.67%	6M US L + 5.50%	12/19/2025	509,020	511,036
Elevate Textiles, Inc., Initial	5.26%	3M US L + 5.00%	05/01/2024	1,176,242	1,131,157
Tory Burch LLC, Initial B	4.00%	1M US L + 3.50%	04/16/2028	166,607	165,982
Total Textiles, Apparel & Luxury Goods				1,980,569	1,936,821

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Textiles, Apparel & Luxury Goods (continued)				$	$
Transportation Infrastructure - 0.18% (0.11% of Total Investments)
Grab Holdings, Inc., Initial	5.50%	3M US L + 4.50%	01/29/2026	303,738	308,042

Total Senior Secured First Lien Loans (Cost $121,630,406)				$123,000,167	$122,344,447

	Shares	Value
COMMON STOCK - 0.13%* (0.08% of Total Investments)
Aerospace & Defense - 0.02% (0.01% of Total Investments)
New Constellis Borrower LLC(c)(h)	6,795	$27,180

Food & Staples Retailing - 0.11% (0.07% of Total Investments)
CEC Brands, LLC(h)	10,454	193,399

Oil, Gas & Consumable Fuels - 0.00%(i) (0.00% of Total Investments)
Permian Production Partners(c)(h)	18,995	950

Total Common Stock (Cost $94,507)	36,244	$221,529

	Shares	Value
MONEY MARKET MUTUAL FUNDS - 6.14%* (3.67% of Total Investments)
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class
(0.010% 7-Day Yield)	10,533,507	$10,533,507
Total Money Market Mutual Funds (Cost $10,533,507)	10,533,507	$10,533,507

Total Investments - 167.01% (Cost $289,825,323)		$286,518,395
Liabilities in Excess of Other Assets - (8.18)%		(14,028,269)
Series 2026 Term Preferred Shares (Net of $892,617 Deferred Financing Costs) - (16.91)%		(29,007,383)
Leverage Facility (Net of $229,380 Deferred Leverage Costs) - (41.92)%		(71,920,620)
Net Assets Applicable to Common Shareholders - 100.00%		$171,562,123

*	Amounts above are shown as a percentage of net assets applicable to common shareholder as of June 30, 2021.
(a)	The rate shown is the coupon as of the end of the reporting period.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $146,921,553, which represents approximately 85.64% of the Trust's net assets as of June 30, 2021. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(e)	CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are based on rates that existed as of June 30, 2021.
(f)	When-issued or delivery-delayed security. All or a portion of this position has not settled as of June 30, 2021. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Trust will not accrue interest until the settlement date, at which point LIBOR will be established. The total cost of securities purchased on a when-issued or delivery-delayed basis was $7,870,365 as of June 30, 2021.
(g)	This investment has an unfunded commitment as of June 30, 2021.
(h)	Non-income producing security.
(i)	Less than 0.005%.
(j)	Fair value includes the Trust's interest in fee rebates on CLO subordinated notes.

All securities held as of June 30, 2021 are pledged as collateral for the leverage facility.